SUBSEQUENT EVENTS (Tables)	9 Months Ended
Sep. 30, 2017
Schedule Of Capital Infusion From Acquiree [Table Text Block]
Shares Issued Upon Consummation of the Merger [Table Text Block]
The table below summarizes the number of Company Shares issued after consummation of the mergers consisting of (i) the number of shares of RSI capital stock outstanding immediately before the mergers along with the impact of the Exchange Ratio, (ii) the impact of fractional share adjustments, and (iii) the number of Company Shares outstanding after the domestication and consummation of the mergers, as of the closing date on October 10, 2017:

RSI Capital Stock		Number of
Type	Series/ Class	Shares
Preferred	A	5,499,900	(1)
Preferred	B	38,545,560	(1)
Preferred	C	56,441,036	(1)
Common	A	529,329	(1)
Common	B	102,925,500	(1)

Total capital stock of RSI as of September 30, 2017	203,941,325

Effect of Exchange Ratio to convert RSI capital stock to Company Shares	48,826,158	(2)
Adjustment for fractional shares	(67)	(3)
Cashless exercise of Guarantee Warrant on closing date	42,556	(4)
Company Shares related to RSI issued at closing	48,868,647
Deemed issuance of shares to GPIA shareholders	9,712,149	(5)

Total Company Shares outstanding on October 10, 2017	58,580,796

(1)	Represents the number of shares of RSI capital stock issued and outstanding as of September 30, 2017.

(2)
In accounting for the reverse recapitalization, RSI capital stock outstanding as of September 30, 2017 was converted to Company Shares based on the Exchange Ratio that resulted in the issuance of approximately 0.2394 Company Shares for each outstanding share of RSI capital stock.

(3)	The total number of Company Shares issued to the former holders of RSI capital stock was net of fractional shares resulting from rounding down in the application of the Exchange Ratio.

(4)
Adams Street Partners and its affiliates agreed to exercise on a cashless basis their Guarantee Warrant for 344,828 shares of Rimini Street’s Class A common stock at an exercise price of $1.16 per share immediately prior to consummation of the mergers. This cashless exercise resulted in the issuance of 177,751 shares of RSI’s Class A common stock which converted to 42,556 Company Shares upon consummation of the mergers.

(5)
Represents the number of Company Shares held by former GPIA shareholders after the Delaware Domestication but immediately prior to consummation of the mergers on October 10, 2017. Includes 497,018 Company Shares held by Adams Street Partners and its affiliates, and closing date issuances of 3,600,000 Company Shares to GPIC Ltd, a Bermuda company (the “Sponsor”) and 388,437 Company Shares to financial advisors, as discussed in Note 11.

Schedule of Capital Infusion from the Merger [Table Text Block]
The following table presents a reconciliation of GPIA’s available cash as of September 30, 2017 along with the impact of share redemptions, and the payment of permitted liabilities to arrive at the net available cash of $42.4 million that will be accounted for as a capital infusion in October 2017 (dollars in thousands, except per share amounts):

GPIA available cash as of September 30, 2017:
Cash and cash equivalents	$2
Cash and marketable securities held in Trust account	158,209
Total available cash as of September 30, 2017	158,211
Change in available cash after September 30, 2017	8
Less redemption of 14,286,064 GPIA shares prior to closing	(143,904)
Available cash before GPIA Sponsor capital infusion	14,315
GPIA Sponsor purchase of 3,600,000 ordinary shares at $10.00 per share	36,000
Total available cash from GPIA	50,315
Less permitted cash payments of GPIA liabilities:
Deferred underwriting fees, net of amount settled in Company Shares	(4,550)
Unpaid transaction costs related to the merger	(3,351)

Net capital infusion from GPIA	$42,414

GP Investments Acquisition Corp [Member]
Schedule Of Capital Infusion From Acquiree [Table Text Block]
Share Conversion and Other Share Related Transaction Upon Consummation of the Merger [Table Text Block]
The table below summarizes the transition from GPIA’s ordinary shares converted to Company Shares as a result of the domestication, along with activity that occurred in connection with the consummation of the mergers, as of the closing date, October 10, 2017:

	GPIA Ordinary		Closing Activity						Company
	Shares		Public		Common Stock Purchases				Shares
	Converted in		Share		Sponsor Equity		Other		Before
	Domestication		Redemptions		Commitment		Investments		Mergers
Public shares:
Shareholders	15,697,276	(1)	(14,286,064)	(2)	—		—		1,411,212
Non-public shares:
GPIC, Ltd. (the “Sponsor”)	4,252,500	(1)	—		3,600,000	(3)	—		7,852,500
GPIA independent directors	60,000	(1)	—		—		—		60,000
Citigroup and Cowen	—		—		—		388,437	(4)	388,437

Total	20,009,776		(14,286,064)		3,600,000		388,437		9,712,149

(1)	Represents the number of GPIA’s issued and outstanding ordinary shares that were converted to Company Shares upon completion of the domestication.
(2)
In connection with the transactions, the holders of GPIA’s public shares were permitted to elect to redeem their public shares for cash. Accordingly, holders of 14,286,064 shares elected redemption at a price of approximately $10.07 per share, resulting in aggregate redemption payments of approximately $143,904,000.

(3)
On the effective date, but prior to the closing, the Sponsor purchased in the aggregate 3,600,000 ordinary shares of GPIA in a private placement at an issuance price of $10.00 per share for gross proceeds of $36,000,000.

(4)	Aggregate number of Company Shares issued to Citigroup and Cowen.

Shares Issued Upon Consummation of the Merger [Table Text Block]
The table below summarizes the number of Company Shares issued after consummation of the mergers consisting of (i) the number of shares of Rimini Street capital stock outstanding immediately before the mergers along with the impact of the exchange ratio  (the “exchange ratio”) that resulted in the issuance of 0.239412772 Company Shares for every one share of Rimini Street capital stock, and (ii) the number of Company Shares outstanding after the domestication but before consummation of the mergers, as of the closing date, October 10, 2017:

		RSI Capital Stock				Conversion to
Type	Series/Class	Outstanding Pre- Merger		Exercise of Warrant		RMNI Company Shares
Preferred	A	5,499,900	(1)	—
Preferred	B	38,545,560	(1)	—
Preferred	C	56,441,036	(1)	—
Common	A	529,329	(1)	177,751	(2)
Common	B	102,925,500	(1)	—
Total		203,941,325		177,751		48,868,647	(3)(4)
Company Shares immediately after Delaware domestication						9,712,149	(5)
Total Company Shares outstanding upon consummation of mergers						58,580,796

(1)	Represents the number of shares of Rimini Street capital stock issued and outstanding immediately prior to consummation of the mergers.
(2)
In connection with the mergers, Adams Street Partners and its affiliates agreed to exercise on a cashless basis their warrants for 344,828 shares of Rimini Street’s Class A common stock at an exercise price of $1.16 per share immediately prior to consummation of the mergers. This cashless exercise resulted in the issuance of 177,751 shares of Rimini Street’s Class A common stock.

(3)	Conversion to Company Shares is based on the exchange ratio that resulted in the issuance of 0.239412772 Company Shares for every one share of Rimini Street capital stock.
(4)	The total number of Company Shares issued was net of fractional shares (in an amount equal to 67 Company Shares in the aggregate) resulting from the application of the exchange ratio.
(5)	Based on the number of Company Shares outstanding after domestication as a Delaware Corporation but immediately prior to consummation of the mergers.